Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Share of Post-tax (Losses) in Equity Method Investments Reported in Consolidated Income Statement
The Company’s share of
post-tax
losses in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,

	2019	2018
Refinitiv (45% ownership interest)	(609)	(240)
Other equity method investments	10	7
Total share of post-tax losses in equity method investments	(599)	(233)

Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position
The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	December 31,

	2019	2018
Refinitiv (45% ownership interest)	1,387	2,031
Other equity method investments	164	155
Total equity method investments	1,551	2,186

Summary of Financial Information for Refinitiv with Reconciliation to Thomson Reuters Carrying Value of its Investment
Set forth below is summarized financial information for Refinitiv, and a reconciliation to the Company’s carrying value of its investment.

	Year ended December 31,

	2019	2018 (1)
Revenues	6,250	1,550
Net loss	(1,278)	(522)
Remove: Net earnings attributable to non-controlling interests	(75)	(10)
Net loss attributable to Refinitiv	(1,353)	(532)
Other comprehensive loss attributable to Refinitiv	(78)	(172)
Total comprehensive loss attributable to Refinitiv	(1,431)	(704)
(1) Represents financial information for the period October 1, 2018 to December 31, 2018.

	December 31,

	2019	2018
Assets
Current assets	2,031	2,284
Non-current assets	20,709	20,978
Total assets	22,740	23,262
Liabilities
Current liabilities	3,398	1, 951
Non-current liabilities	13,964	14, 8 15
Total liabilities	17,362	16,766
Net assets	5,378	6,496
Non-controlling interests	(2,100)	(1,924)
Other (1)	(195)	(58)
Net assets attributable to Refinitiv	3,083	4,514
Net assets attributable to Refinitiv - beginning period (2)	4,514	5,218
Net loss attributable to Refinitiv (2)	(1,353)	(532)
Other comprehensive loss attributable to Refinitiv (2)	(78)	(172)
Net assets attributable to Refinitiv - ending period	3,083	4,514
Thomson Reuters % share	45%	45%
Thomson Reuters carrying amount	1,387	2,031
(1) Represents equity transactions excluded from Thomson Reuters 45% share of total comprehensive loss.
(2) In 2018, represents financial information from October 1, 2018, the beginning period.